SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Buildings	$ 28,473,835	$ 28,128,416
Machinery and equipment	7,917,423	7,524,170
Office equipment and furniture	1,313,761	1,296,201
Automobiles	712,409	754,764
Leasehold improvements	46,603,872	41,095,980
Construction-in-progress (“CIP”) (1)		597,594
Total	85,021,300	79,397,125
Less: Accumulated depreciation	(11,105,830)	(9,214,249)
Impairment of fixed assets	(310,799)	(306,837)
Property, plant and equipment, net	$ 73,604,671	$ 69,876,039